GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$9,604	$66,715

Acquisitions	60,878	-
Functional currency translation adjustments	(3,767)	1,372

Balance at the year end	$66,715	$68,087